Goodwill - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) Reporting_Unit	Oct. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Goodwill [Line Items]
Goodwill	€ 4,629.1		€ 4,541.1
Number of reporting units | Reporting_Unit	2
Berliner Glas
Goodwill [Line Items]
Goodwill		€ 87.9
RU ASML
Goodwill [Line Items]
Goodwill	€ 4,166.8		4,078.8
RU CLS
Goodwill [Line Items]
Goodwill	€ 462.3		€ 462.3